Investments in Unconsolidated Affiliates	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Investments in Unconsolidated Affiliates

Note 4 – Investments in Unconsolidated Affiliates

Crestwood Permian Basin Holdings LLC

In October 2016, Crestwood Infrastructure, our wholly-owned subsidiary, and an affiliate of First Reserve formed a joint venture, Crestwood Permian Basin Holdings LLC (Crestwood Permian), to fund and own the Nautilus gathering system (described below) and other potential investments in the Delaware Permian. As part of this transaction, we transferred to the joint venture 100% of the equity interest of the Crestwood entity that will construct and own the Nautilus gathering system. We manage and we account for our 50% ownership interest in Crestwood Permian, which is a VIE, under the equity method of accounting as we exercise significant influence, but do not control Crestwood Permian and we are not its primary beneficiary due to First Reserve’s rights to exercise control over the entity.

Crestwood Permian has a long-term agreement with SWEPI LP (SWEPI), a subsidiary of Royal Dutch Shell plc, to construct, own and operate a natural gas gathering system in SWEPI’s operated position in the Delaware Permian. SWEPI has dedicated to Crestwood Permian approximately 100,000 acres and gathering rights for SWEPI’s gas production across a large acreage position in Loving, Reeves and Ward Counties, Texas. The initial gathering system (the Nautilus gathering system) is designed for gas production of approximately 250 MMcf/d and will include 194 miles of low pressure gathering lines, 36 miles of high pressure trunklines, and centralized compression facilities which are expandable over time as production increases. Crestwood Permian will provide gathering, dehydration, compression and liquids handling services on a fixed fee basis. In conjunction with this growth project, we granted SWEPI an option to purchase up to a 50% equity interest in Crestwood Permian’s wholly-owned subsidiary, Crestwood Permian Basin LLC, that will own the Nautilus gathering system. The purchase option expires on September 1, 2017.

Under the joint venture, First Reserve will fund up to $37.5 million of the capital requirements during the early-stage build-out of the Nautilus gathering system, after which we will fund the next $37.5 million, and then both parties will fund the remaining capital requirements on a pro rata basis. The targeted initial in-service date is on or before July 1, 2017. We did not make any capital contributions to Crestwood Permian during the three months ended March 31, 2017.

CEQP issued a guarantee in conjunction with the Crestwood Permian gas gathering agreement with SWEPI described above, under which CEQP has agreed to fund 100% of the costs to build the Nautilus gathering system (which is currently estimated to cost approximately $180 million) if Crestwood Permian fails to do so. We do not believe this guarantee is probable of resulting in future losses based on our assessment of the nature of the guarantee, the financial condition of the guaranteed party and the period of time that the guarantee has been outstanding, and as a result, we have not recorded a liability on our balance sheet at March 31, 2017 and December 31, 2016.

Net Investments and Earnings

Our net investments in and earnings from our unconsolidated affiliates are as follows (in millions, unless otherwise stated):

	Ownership Percentage		Investment		Earnings (Loss) from Unconsolidated Affiliates
	March 31,		March 31,	December 31,	Three Months Ended March 31,
	2017		2017	2016	2017	2016
Stagecoach Gas Services LLC(1)	50.00%		$864.9	$871.0	$6.0	$—
Jackalope Gas Gathering Services, L.L.C.(2)	50.00	%(3)	193.2	197.2	1.8	5.1
Tres Palacios Holdings LLC(4)	50.01%		39.5	39.0	0.5	0.8
Powder River Basin Industrial Complex, LLC(5)	50.01%		8.4	8.7	—	0.6
Crestwood Permian Basin Holdings LLC(6)	50.00%		(0.7)	(0.5)	(0.2)	—

Total			$1,105.3	$1,115.4	$8.1	$6.5

(1)	As of March 31, 2017, our equity in the underlying net assets of Stagecoach Gas Services LLC (Stagecoach Gas) exceeded our investment balance by approximately $51.4 million. This excess amount is entirely attributable to goodwill and, as such, is not subject to amortization. Our Stagecoach Gas investment is included in our storage and transportation segment.
(2)	As of March 31, 2017, our equity in the underlying net assets of Jackalope Gas Gathering Services, L.L.C. (Jackalope) exceeded our investment balance by approximately $0.8 million. We amortize this amount over 20 years, which represents the life of Jackalope’s gathering agreement with Chesapeake Energy Corporation (Chesapeake), and we reflect the amortization as an increase in our earnings from unconsolidated affiliates. Our Jackalope investment is included in our gathering and processing segment.
(3)	Excludes non-controlling interests related to our investment in Jackalope.
(4)	As of March 31, 2017, our equity in the underlying net assets of Tres Palacios Holdings LLC (Tres Holdings) exceeded our investment balance by approximately $27.5 million. We amortize this amount over the life of the Tres Palacios Gas Storage LLC (Tres Palacios) sublease agreement, and we reflect the amortization as an increase in our earnings from unconsolidated affiliates. Our Tres Holdings investment is included in our storage and transportation segment.
(5)	As of March 31, 2017, our equity in the underlying net assets of Powder River Basin Industrial Complex, LLC (PRBIC) exceeded our investment balance by approximately $15.1 million. We amortize a portion of this amount over the life of PRBIC’s property, plant and equipment and its agreement with Chesapeake, and we reflect the amortization as an increase in our earnings from unconsolidated affiliates. Our PRBIC investment is included in our storage and transportation segment.
(6)	As of March 31, 2017, our equity in the underlying net assets of Crestwood Permian approximated our investment balance. Our Crestwood Permian investment is included in our gathering and processing segment.

Summarized Financial Information of Unconsolidated Affiliates

Below is the summarized operating results for our significant unconsolidated affiliates (in millions; amounts represent 100% of unconsolidated affiliate information):

	Three Months Ended March 31,
	2017			2016
	Operating Revenues	Operating Expenses	Net Income (Loss)	Operating Revenues	Operating Expenses	Net Income
Stagecoach Gas	$42.0	$19.4	$22.6	$—	$—	$—
Other(1)	19.9	16.2	3.7	30.4	18.9	11.5

Total	$61.9	$35.6	$26.3	$30.4	$18.9	$11.5

(1)	Includes our Jackalope, Tres Holdings, PRBIC and Crestwood Permian equity investments. We amortize the excess basis in our equity investments as an increase in our earnings from unconsolidated affiliates. We recorded amortization of the excess basis in our Jackalope equity investment of less than $0.1 million for both the three months ended March 31, 2017 and 2016. We recorded amortization of the excess basis in our Tres Holdings equity investment of approximately $0.3 million for both the three months ended March 31, 2017 and 2016. We recorded amortization of the excess basis in our PRBIC equity investment of approximately $0.2 million and $0.4 million for the three months ended March 31, 2017 and 2016.

Distributions and Contributions

	Distributions		Contributions
	Three Months Ended March 31,		Three Months Ended March 31,
	2017	2016	2017	2016
Stagecoach Gas(1)	$12.1	$—	$—	$—
Jackalope	5.9	5.1	0.1	—
Tres Holdings(1)	—	—	—	5.5
PRBIC	0.3	0.6	—	—
Crestwood Permian	—	—	—	—

Total	$18.3	$5.7	$0.1	$5.5

(1)	In May 2017, we received a cash distribution from Stagecoach Gas and Tres Holdings of approximately $11.7 million and $2.7 million, respectively.

Note 6 – Investments in Unconsolidated Affiliates

Net Investments and Earnings (Loss)

Our net investments in and earnings (loss) from our unconsolidated affiliates are as follows (in millions, unless otherwise stated):

	Ownership Percentage		Investment		Earnings (Loss) from Unconsolidated Affiliates
	December 31,		December 31,		Year Ended December 31,
	2016		2016	2015	2016		2015		2014
Stagecoach Gas Services LLC	50.00%		$871.0	$—	$15.9		$—		$—
Jackalope Gas Gathering Services, L.L.C.	50.00	%(1)	197.2	202.4	20.8		(43.4	)(3)	0.5
Tres Palacios Holdings LLC	50.01%		39.0	36.8	(0.3)		2.5		0.2
Powder River Basin Industrial Complex, LLC(2)	50.01%		8.7	15.1	(4.4	)(3)	(19.9	)(3)	(1.4)
Crestwood Permian Basin Holdings LLC	50.00%		(0.5)	—	(0.5)		—		—

Total			$1,115.4	$254.3	$31.5		$(60.8)		$(0.7)

(1)	Excludes non-controlling interest related to our investment in Jackalope. See Note 12 for a further discussion of our non-controlling interest related to our investment in Jackalope.
(2)	During the year ended December 31, 2015, we recorded additional equity earnings of approximately $3.2 million related to a gain associated with the adjustment of our member’s capital account by our equity investee.
(3)	During the year ended December 31, 2015, we recorded impairments of our PRBIC and Jackalope equity investments of approximately $23.4 million and $51.4 million. For a further discussion of these impairments, see Note 2. During the year ended December 31, 2016, we recorded a reduction of our equity earnings from PRBIC of approximately $5.8 million related to impairments recorded by our equity investee.

Summarized Financial Information of Unconsolidated Affiliates

Below is summarized financial information for our significant unconsolidated affiliates (in millions; amounts represent 100% of unconsolidated affiliate information):

Financial Position Data

	December 31,
	2016					2015
	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Members’ Equity	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Members’ Equity
Stagecoach(1)	$57.0	$1,807.6	$6.0	$4.1	$1,854.5	$—	$—	$—	$—	$—
Other(2)	45.7	640.6	19.5	73.3	593.5	34.3	677.8	20.9	75.7	615.5

Total	$102.7	$2,448.2	$25.5	$77.4	$2,448.0	$34.3	$677.8	$20.9	$75.7	$615.5

(1)	As of December 31, 2016, our equity in the underlying net assets of Stagecoach Gas exceeded our investment balance by approximately $51.4 million. This excess amount is entirely attributable to goodwill and, as such, is not subject to amortization. Our Stagecoach Gas investment is included in our storage and transportation segment.
(2)	Includes our Jackalope, Tres Holdings LLC (Tres Holdings), PRBIC and Crestwood Permian Basin Holdings (Crestwood Permian) investments. As of December 31, 2016, our equity in the underlying net assets of Jackalope, Tres Holdings and PRBIC exceeded our investment balance by approximately $0.8 million, $27.8 million and $15.3 million, respectively. As of December 31, 2016, our investment balance in Crestwood Permian approximated our equity in the underlying net assets. Our Tres Holdings and PRBIC investments are included in our storage and transportation segment and our Crestwood Permian investment is included in our gathering and processing segment.

Operating Results Data

	For the Years Ended December 31,
	2016			2015			2014
	Operating Revenues	Operating Expenses	Net Income	Operating Revenues	Operating Expenses	Net Income	Operating Revenues	Operating Expenses	Net Income
Stagecoach	$99.3	$44.1	$55.3	$—	$—	$—	$—	$—	$—
Other(1)	116.1	103.9	12.0	104.7	79.5	24.9	35.6	30.4	5.2

Total	$215.4	$148.0	$67.3	$104.7	$79.5	$24.9	$35.6	$30.4	$5.2

(1)	Includes our Jackalope, Tres Holdings, PRBIC and Crestwood Permian investments. We recorded amortization of our Jackalope excess basis of less than $0.1 million, $3.0 million and $3.1 million for the years ended December 31, 2016, 2015 and 2014, which we amortize over 20 years, which represents the life of Jackalope’s gathering agreement with Chesapeake Energy Corporation (Chesapeake). We recorded amortization of our Tres Holdings excess basis of $1.3 million for both the years ended December 31, 2016 and 2015, which we amortize over the life of Tres Palacios Gas Storage LLC’s (Tres Palacios) sublease agreement. We recorded amortization of our PRBIC excess basis of approximately $1.6 million for the year ended December 31, 2016, which we amortize over the life of PRBIC’s property, plant and equipment and its agreement with Chesapeake. We reflect the amortization of our excess basis as an increase in earnings from our consolidated affiliates.

Description of Investments

Stagecoach Gas Services LLC

On June 3, 2016, Crestwood Northeast and CEGP formed Stagecoach Gas to own and further develop our NE S&T assets. During 2016, we contributed to the joint venture the entities owning the NE S&T assets, CEGP contributed to the joint venture $975 million in exchange for a 50% equity interest in Stagecoach Gas, and Stagecoach Gas distributed to us the net cash proceeds received from CEGP. We deconsolidated the NE S&T assets as a result of the contribution of these assets to Stagecoach Gas as described above and began accounting for our 50% equity interest in Stagecoach Gas under the equity method of accounting. We reflected our investment in Stagecoach Gas at $871.1 million, which represented the fair value of our proportionate share of the contributed assets based on the forecasted discounted cash flows of the investment (which is a Level 3 fair value measurement). We recognized a loss of approximately $32.4 million on the deconsolidation of the NE S&T assets.

Jackalope Gas Gathering Services, L.L.C.

Crestwood Niobrara LLC (Crestwood Niobrara), our consolidated subsidiary, owns a 50% ownership interest in Jackalope and Williams Partners LP operates and owns the remaining 50% interest in Jackalope. Crestwood Niobrara manages the commercial operations of the Jackalope system.

Tres Palacios Holdings LLC

In December 2014, CEQP sold its 100% interest in Tres Palacios to Tres Holdings, a newly formed joint venture between Crestwood Midstream’s consolidated subsidiary and an affiliate of Brookfield, for total cash consideration of approximately $132.8 million, of which $66.4 million was paid by Crestwood Midstream. As a result of this transaction, effective December 1, 2014, CEQP deconsolidated the operations of Tres Palacios. Crestwood Midstream owns 50.01% of Tres Holdings and is the operator of Tres Palacios and its assets. Brookfield owns the remaining 49.99% interest in Tres Holdings. We account for our investment in Tres Holdings under the equity method of accounting.

The sale of CEQP’s 100% interest in Tres Palacios was accounted for under the accounting standards related to in substance real estate transactions. The accounting for the sale of real estate results in the recognition of a gain to the extent the sale is to an independent buyer. Since CEQP retained 50.01% of its interest in Tres Palacios through its ownership in Crestwood Midstream, CEQP recognized only the portion of the gain related to sale to Brookfield of approximately $30.6 million and, as a result, no gain was recognized on the portion of the sale between Crestwood Midstream and CEQP. The sale of CEQP’s interest in Tres Palacios to Crestwood Midstream was considered a transaction between entities under common control and, as a result, Crestwood Midstream reflected its investment at approximately $35.8 million, which represented 50.01% of CEQP’s historical basis in Tres Palacios.

Powder River Basin Industrial Complex, LLC

Crestwood Crude Logistics LLC (Crude Logistics), our consolidated subsidiary, owns a 50% ownership interest in PRBIC which we account for under the equity method of accounting. Twin Eagle Powder River Basin, LLC owns the remaining 50% ownership interest in PRBIC.

Crestwood Permian Basin Holdings LLC

In October 2016, Crestwood Infrastructure, our wholly-owned subsidiary, and an affiliate of First Reserve formed a joint venture, Crestwood Permian, to fund and own the Nautilus gathering system (described below) and other potential investments in the Delaware Permian. As part of this transaction, we transferred to the joint venture 100% of the equity interest of the Crestwood entity that will construct and own the Nautilus gathering system. We manage and we account for our 50% ownership interest in Crestwood Permian, which is a VIE, under the equity method of accounting as we exercise significant influence, but do not control Crestwood Permian and we are not its primary beneficiary due to First Reserve’s rights to exercise control over the entity.

Crestwood Permian has a long-term agreement with SWEPI LP (SWEPI), a subsidiary of Royal Dutch Shell plc, to construct, own and operate a natural gas gathering system in SWEPI’s operated position in the Delaware Permian. SWEPI has dedicated to Crestwood Permian approximately 100,000 acres and gathering rights for SWEPI’s gas production across a large acreage position in Loving, Reeves and Ward Counties, Texas. The initial gathering system (the Nautilus gathering system) is designed for gas production of approximately 250 MMcf/d and will include 194 miles of low pressure gathering lines, 36 miles of high pressure trunklines, and centralized compression facilities which are expandable over time as production increases. Crestwood Permian will provide gathering, dehydration, compression and liquids handling services on a fixed fee basis. In conjunction with this growth project, we granted SWEPI an option to purchase up to a 50% equity interest in Crestwood Permian’s wholly-owned subsidiary, Crestwood Permian Basin LLC, that will own the Nautilus gathering system. The purchase option expires on September 1, 2017.

Under the joint venture, First Reserve will fund up to $37.5 million of the capital requirements during the early-stage build-out of the Nautilus gathering system, after which we will fund the next $37.5 million, and then both parties will fund the remaining capital requirements on a pro rata basis. The targeted initial in-service date is on or before July 1, 2017. We did not make any capital contributions to Crestwood Permian during the year ended December 31, 2016.

CEQP issued a guarantee in conjunction with the Crestwood Permian gas gathering agreement with SWEPI described above, under which CEQP has agreed to fund 100% of the costs to build the Nautilus gathering system (which is currently estimated to cost approximately $180 million) if Crestwood Permian fails to do so. We do not believe this guarantee is probable of resulting in future losses based on our assessment of the nature of the guarantee, the financial condition of the guaranteed party and the period of time that the guarantee has been outstanding, and as a result, we have not recorded a liability on our balance sheet at December 31, 2016.

Distributions and Contributions

Stagecoach Gas. Stagecoach Gas is required, within 30 days following the end of each quarter, to distribute 65% and 35% of its available cash (as defined in its limited liability company agreement) to CEGP and us, respectively. Because our ownership and distribution percentages differ, we determine the equity earnings from Stagecoach Gas using the Hypothetical Liquidation at Book Value (HLBV) method. Under the HLBV method, a calculation is prepared at each balance sheet date to determine the amount that we would receive if Stagecoach Gas were to liquidate all of its assets, as valued in accordance with GAAP, and distribute that cash to the members. The difference between the calculated liquidation distribution amounts at the beginning and the end of the reporting period, after adjusting for capital contributions and distributions, is our share of the earnings or losses from the equity investment for the period, which approximates how earnings are allocated under the terms of the limited liability company agreement. During the year ended December 31, 2016, we received cash distributions of approximately $16.0 million from Stagecoach Gas. In January 2017, we received a cash distribution of approximately $12.1 million from Stagecoach Gas.

Jackalope. Jackalope is required to make quarterly distributions of its available cash to its members based on their respective ownership percentage. During the years ended December 31, 2016 and 2015, we received cash distributions of approximately $27.4 million and $12.5 million from Jackalope. During the year ended December 31, 2014, Jackalope did not make any distributions to its members. In February 2017, we received a cash distribution of approximately $5.9 million from Jackalope.

During the years ended December 31, 2016, 2015 and 2014, we contributed approximately $1.4 million, $25.4 million and $105.2 million to Jackalope.

Tres Holdings. Tres Holdings is required, within 30 days following the end of each quarter, to make quarterly distributions of its available cash (as defined in its limited liability company agreement) to its members based on their respective ownership percentage. During the years ended December 31, 2016 and 2015, we received cash distributions of approximately $8.5 million and $7.4 million from Tres Holdings. During the years ended December 31, 2016 and 2015, we contributed approximately $11.0 million and $5.7 million to Tres Holdings.

PRBIC. PRBIC is required to make quarterly distributions of its available cash to its members based on their respective ownership percentage. During the years ended December 31, 2016 and 2015, we received cash distributions of approximately $2.0 million and $1.9 million from PRBIC. During the year ended December 31, 2014, PRBIC did not make any distributions to its members. In January 2017, we received a cash distribution of approximately $0.4 million from PRBIC. During the years ended December 31, 2015 and 2014, we contributed approximately $10.7 million and $3.4 million to PRBIC.

Crestwood Permian. Crestwood Permian is required, within 30 days following the end of each quarter to distribute 100% of its available cash (as defined in its limited liability company agreement) to its members based on their respective ownership percentages. During the year ended December 31, 2016, Crestwood Permian did not make any distributions to its members.